Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Aug. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Inventory raw materials percentage	100.00%
Estimated useful lives	10 years
Goodwill (in Dollars)	$ 7,529,875		$ 7,529,875	$ 1,719,235	$ 5,810,640
Potential shares of common stock (in Shares)	141,830	141,830	141,830	70,000
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property plant and equipment useful life	3 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property plant and equipment useful life	20 years